Prepaid Expenses and Other Current Assets and Other Accrued Liabilities (Schedule of Other Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets and Other Liabilities Disclosure [Abstract]
Payroll related expenses	$ 33,343	$ 33,852
Accrued content library expense	23,226	21,602
Business taxes	21,629	22,939
Insurance	9,615	13,379
Deferred revenue	6,995	4,323
Accrued interest expense	6,974	7,015
Deferred rent expense	6,162	5,713
Service contract provider expenses	4,191	8,134
Other	24,991	17,170
Total other accrued liabilities	$ 137,126	$ 134,127